INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

        Intangible assets, net of amortization, as of December 31, 2010 and 2011 consisted of the following intangible assets acquired as part of business combinations:

		2010
	Useful life, years	Cost	Less: Accumulated amortization	Net carrying value
		RUR	RUR	RUR
Amortized intangible assets
Software	1.5 - 4.0	126	(96)	30
Customer relationships	7.0	17	(9)	8
Contracts with suppliers	0.9 - 5.9	24	(15)	9
Patents and licenses	8.5	83	(5)	78

		250	(125)	125
Unamortized intangible assets
Software under development	—	4	—	4

Total intangible assets		254	(125)	129

		2011
	Useful life, years	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
		RUR	RUR	RUR	$
Amortized intangible assets
Software	1.5 - 7.1	370	(116)	254	7.9
Customer relationships	2.6 - 15.0	83	(13)	70	2.2
Contracts with suppliers	0.9 - 5.9	23	(17)	6	0.2
Patents and licenses	3.4 - 7.1	165	(27)	138	4.3
Non-compete agreements	2.0	18	—	18	0.5

Total intangible assets		659	(173)	486	15.1

        Amortization expenses of intangible assets for the years ended December 31, 2009, 2010 and 2011 were RUR 40, RUR 34 and RUR 48 ($1.5), respectively.

        Estimated amortization expense over the next five years for intangible assets included in the accompanying consolidated balance sheet as of December 31, 2011 are as follows:

	RUR	$
For the year ending December 31, 2012	99	3.1
For the year ending December 31, 2013	98	3.0
For the year ending December 31, 2014	56	1.7
For the year ending December 31, 2015	51	1.6
For the year ending December 31, 2016	51	1.6
Thereafter	131	4.1

Total	486	15.1